COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

(A) LEASE COMMITMENTS

On November 15, 2017, the Company signed a three-year lease agreement for approximately 4,100 square feet of office space located in Winter Garden, Florida in which the Company has its headquarters. The lease provided for a one-year renewal term at the option of the Company that the company exercised. An amendment to this lease was signed on October 26, 2020 which extended the lease term through October 31, 2021. On September 10, 2021, an additional seven-month extension was signed extending the lease term to May 30, 2022.

On September 22, 2021, the Company signed a six year and one month lease agreement for approximately 7,650 square feet for its new headquarters commencing on January 1, 2022, located in Ocoee, Florida. The lease provides for a five-year renewal term at the option of the Company In April 2023, the Company entered into a lease agreement with its existing landlord of its Florida location for a lease of an additional 2,295 square feet of space beginning at the earlier of June 1, 2023 or completion of build out for a five year term. As of June 30, 2023 the buildout has not yet been complete.

The Company signed a three-year lease agreement for approximately 2,100 square feet of office space located in Concord, NC on July 16, 2020.

With the acquisition of Advantech, the Company signed a two-year lease on May 12, 2021, for an office in Scottsdale, AZ.  In May 2023, the Company extended its lease for an additional 24 months for this location beginning July 1, 2023 under similar terms and conditions as its current lease.

As of June 30, 2022, undiscounted future lease obligations for the office spaces are as follows:

Lease Commitments
as of 06/30/2022
Less than 1 year	1-3 years	3-5 years	Total
$246,648	$501,452	$417,787	$1,165,887

Lease costs for the six months ended June 30, 2023 were $151,174 and cash paid for amounts included in the measurement of lease liabilities for the six months ended June 30, 2022 were $159,098. As of June 30, 2023, the following represents the difference between the remaining undiscounted lease commitments under non-cancelable leases and the lease liabilities:

Undiscounted minimum lease commitments	$1,165,887
Present value adjustment using incremental borrowing rate	(274,499)
Lease liabilities	$891,388

(B) LITIGATION

On February 21, 2023, the Company received a notice under section 21 of Indian Arbitration and Conciliation Act, 1996 related to a dispute pursuant to a contract between the Company and a service provider, pursuant to which the service provider has asserted the Company has violated the terms of the contract and has claimed damages of approximately $635,000. The Company is evaluating the claims asserted against it and intends to defend itself vigorously in these proceedings; however, there can be no assurances that it will be successful in its efforts. The outcome of this matter is not expected to have a material effect on these financial statements.

(C) GUARANTEE

In May 2023 the Company agreed to guarantee the repayment of up to $400,000 in non-interest-bearing unsecured notes of FG Merger Corp. in the event that the merger between FG Merger Corp and the Company did not get completed by September 1, 2023.

10. COMMITMENTS AND CONTINGENCIES

(A) LEASE COMMITMENTS

On November 15, 2017, the Company signed a three-year lease agreement for approximately 4,100 square feet of office space located in Winter Garden, Florida in which the Company had its headquarters. The lease provided for a one-year renewal term at the option of the Company that the company exercised. An amendment to this lease was signed on October 26, 2020 which extended the lease term through October 31, 2021. On September 10, 2021 an additional seven month extension was signed extending the lease term to May 30, 2022. On September 22, 2021 the Company signed a six year and one month lease agreement for approximately 7,650 square feet for its new headquarters commencing on January 1, 2022 located in Ocoee, Florida. The lease provides for a five year renewal term at the option of the Company. The company signed a three-year lease agreement for approximately 2.100 square feet of office space located in Concord, NC on July 16, 2020. With the acquisition of Advantech, the Company signed a two-year lease on May 12, 2021 for an office in Scottsdale, AZ.

As of December 31, 2022, undiscounted future lease obligations for the office space are as follows:

Lease Commitments
as of December 31, 2022
Less than 1 year	1-3 years	3-5 years	Total
$268,532	$752,235	$288,707	$1,309,474

Lease costs for the year ended December 31, 2022 were $344,301 and cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2022 were $285,786. As of December 31, 2022, the following represents the difference between the remaining undiscounted lease commitments under non-cancelable leases and the lease liabilities:

Undiscounted minimum lease commitments	$1,309,474
Present value adjustment using incremental borrowing rate	(330,599)
Lease liabilities	$978,875

(B) EMPLOYMENT AGREEMENTS WITH NAMED EXECUTIVE OFFICERS

On December 16, 2021, Robert McDermott, the President and Chief Executive Officer of the Company, entered into an employment agreement with the Company pursuant to which the Company employed Mr. McDermott for a term of three years. Mr. McDermott received a starting annual base salary of $295,000 per annum which increased to $317,500 per annum on December 16, 2022 and will increase to $348,000 per annum on December 31, 2023. In addition, Mr. McDermott is eligible to receive incentive bonus compensation pursuant to an executive bonus plan approved by the Board of Directors or the Compensation Committee of the Board of Directors of up to 30% of base salary. Mr. McDermott was awarded an option to purchase 18,000,000 shares of the Company’s Common Stock of which 25% (4,500,000) shares vest on December 16, 2022, another 25% (4,500,000) shares vest on December 16, 2023, another 25% (4,500,000) shares vest on December 16, 2024, and the remaining 25% (4,500,000) shares vest on December 16, 2025. In the event of termination of Mr. McDermott’s employment due to a change in control, by reason of his death or disability or by the Company without cause, his stock options that have not already vested will fully vest on the date of termination and any restrictions on any restricted stock owned by Mr. McDermott shall be lifted. Further, in the event of the termination of Mr. McDermott’s employment (i) due to a change in control Mr. McDermott will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the 24 month period following the date of termination, (ii) due to death or disability Mr. McDermott or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. McDermott will continue to receive his base salary for the 18 month period following the date of termination or through the end of the employment period, whichever is longer. For the year ended December 31, 2020, Mr. McDermott received an award 600,000 restricted shares in early 2021 which has been reflected as compensation expense in the accompanying 2020 Statements of Operations. For the year ended December 31, 2022, Mr. McDermott received an award of 4,000,000 restricted shares in early 2023 which has been reflected in compensation expense in the accompanying 2022 Statements of Operations. For the year ended December 31, 2021, Mr. McDermott received an award of 1,600,000 restricted shares in early 2022 which has been reflected in compensation expense in the accompanying 2021 Statements of Operations.

On December 16, 2021, David Fidanza, the Chief Information Officer of the Company, entered into an employment agreement with the Company, pursuant to which the Company employed Mr. Fidanza for a term of three years. Mr. Fidanza received a starting annual base salary of $165,000 per annum which increases to $176,555 per annum on December 16, 2022, and to $190,000 per annum on December 16, 2023. Mr. Fidanza was awarded an option to purchase 3,000,000 shares of the Company’s Common Stock. 25% of the option award (750,000 shares) vest on December 16, 2022, another 25% (750,000 shares) vest on December 16, 2023, another 25% (750,000 shares) vest on December 16, 2024 and the remaining 25% (750,000 shares) vest on December 16, 2025. In the event of termination of Mr. Fidanza’s employment due to a change in control, by reason of his death or disability or by the Company without cause, the stock option will become fully vested on the date of termination and any restrictions on any restricted stock owned by Mr. Fidanza shall be lifted. Further, in the event of the termination of Mr. Fidanza’s employment (i) due to a change in control Mr. Fidanza will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Fidanza or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Fidanza will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer. For the year ended December 31, 2022, Mr. Fidanza received an award of 250,000 restricted shares which has been reflected in compensation expense in the accompanying 2022 Statements of Operations.

On December 16, 2021, Muralidar Chakravarthi, the Chief Technology Officer of the Company, entered into an employment agreement with the Company, pursuant to which the Company employed Mr. Chakravarthi for three years. Mr. Chakravarthi is to receive an annual base salary of $165,000 per annum which increases to $176,555 per annum on December 16, 2022 and to $190,000 per annum on December 16, 2023. Mr. Chakravarthi was awarded an option to purchase 3,000,000 shares of the Company’s Common Stock. 25% of the option award (750,000 shares) vest on December 16, 2022, another 25% (750,000 shares) vest on December 16, 2023 another 25% (750,000 shares) vest on December 16, 2024 and the remaining 25% (750,000 shares) vest on December 16, 2025. In the event of termination of Mr. Chakravarthi’s employment due to a change in control, by reason of his death or disability or by the Company without cause, the stock option will become fully vested on the date of termination and any restrictions on any restricted stock owned by Mr. Chakravarthi shall be lifted. Further, in the event of the termination of Mr. Chakravarthi’s employment (i) due to a change in control Mr. Chakravarthi will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Chakravarthi or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Chakravarthi will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer. For the year ended December 31, 2022, Mr. Chakravarthi received an award of 250,000 restricted shares which has been reflected in compensation expense in the accompanying 2022 Statements of Operations.

On December 16, 2021, Mr. Jeffrey Stellinga was promoted to Chief Operating Officer of the Company and entered into an employment agreement with the Company, pursuant to which the Company employed Mr. Stellinga for two years. Mr. Stellinga is to receive an annual base salary of $150,000 per annum which increases to $157,500 per annum on December 16, 2022 . Mr. Stellinga was awarded an option to purchase 2,000,000 shares of the Company’s Common Stock. 33% of the option award (666,666 shares) vest on December 16, 2022, another 33% (666,666 shares) vest on December 16, 2023 and the remaining 34% (666,668 shares) vest on December 16, 2024. In the event of termination of Mr. Stellinga’s employment due to a change in control, by reason of his death or disability or by the Company without cause, the stock option will become fully vested on the date of termination and any restrictions on any restricted stock owned by Mr. Stellinga shall be lifted. Further, in the event of the termination of Mr. Stellinga’s employment (i) due to a change in control Mr. Stellinga will continue to receive his base salary and his annual bonus computed at 100% of his base salary for the six month period following the date of termination, (ii) due to death or disability Mr. Stellinga or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Stellinga will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer. For the year ended December 31, 2022, Mr. Stellinga received an award of 250,000 restricted shares which has been reflected in compensation expense in the accompanying 2022 Statements of Operations.

On August 18, 2021, Mr. Archit Shah, Chief Financial Officer of the Company entered into an employment agreement with the Company, pursuant to which the Company employed Mr. Shah for three years. Mr. Shah is to receive an annual base salary of $232,500 per annum beginning September 7, 2021 which increases to $242,500 per annum on September 7, 2022 and increases to $255,000 on September 7, 2023 . Mr. Shah was awarded an option to purchase 2,880,000 shares of the Company’s Common Stock. 33% of the option award (960,000 shares) vest on September 7, 2022, another 33% (960,000 shares) vest on September 7, 2023 and the remaining 34% (960,000 shares) vest on September 7, 2024. In the event of termination of Mr. Shah’s employment due to reason of his death or disability or by the Company without cause, the stock option will become fully vested on the date of termination and any restrictions on any restricted stock owned by Mr. Shah shall be lifted. Further, in the event of the termination of Mr. Shah’s employment due to death or disability Mr. Shah or his estate will continue to receive his base salary during the six month period following the date of termination and (iii) by the Company without cause Mr. Shah will continue to receive his base salary for the six month period following the date of termination or through the end of the employment period, whichever is longer.

(C) LITIGATION

The Company from time to time, may be a party to various litigation, claims and disputes, arising in the ordinary course of business. While the ultimate impact of such actions cannot be predicted with certainty, we believe the outcome of these matters, except for that noted below, will not have a material adverse effect on our financial condition or results of operations.

On August 18, 2021, iCoreConnect received a Notice of Disposition of Collateral under section 9-611 of the Uniform Commercial Code (“UCC”) (Arizona Revised Statutes 47-611) purporting to set a foreclosure sale, under the UCC, of its assets that were previously pledged as security to Sonoran Pacific Resources, LLP, an Arizona limited liability partnership (“SPR”) and Jerry Smith (“Smith”) (collectively, the “lender”). On August 24, 2021, iCoreConnect received a default notice from the lender asserting that iCoreConnect was obligated to pay $863,274. The lender alleged that it had made certain loans and other financial accommodations in the form of guaranties to iCoreConnect beginning approximately in March of 2009 that was secured by all of the assets of iCoreConnect. iCoreConnect initiated an investigation into the matter and concluded that it had repaid all of the loans and any loans that had not been repaid were released under the terms of a Recapitalization Agreement dated November 1, 2016. iCoreConnect then retained Arizona counsel to prepare an Emergency Application for Temporary Restraining Order and Preliminary Injunction against the lender in order to stop the foreclosure sale.

On November 1, 2022, iCoreConnect entered into a settlement agreement and release (the “Settlement Agreement”) with SPR and Smith in connection with the above litigation. In order to resolve all matters subject to the dispute, the Settlement Agreement provided that on, or before, the 60th day following the effective date of the Settlement Agreement, which was November 1, 2022 (such 60th day, the “Payment Date”), iCoreConnect shall redeem, and/or or iCoreConnect’s designees shall acquire, a total of 9,000,000 shares of iCoreConnect Common Stock from SPR and certain shareholders or affiliates of SPR at a purchase price of $0.08 per share. The Settlement Agreement further provided that in addition to the purchase of the foregoing 9,000,000 shares, iCoreConnect or its designee will have the option, but not the obligation, to acquire or redeem any or all of the remaining 5,401,887 shares held by certain shareholders or affiliates of SPR on, or before, the Payment Date, at the cost of $0.08 per share. In connection with the dispute, iCoreConnect had previously posted a cash bond of $200,000 with the court. Pursuant to the Settlement Agreement, $100,000 was released to SPR upon execution of the Settlement Agreement, which amount will be credited toward the payment of the 9,000,000 shares described above. The foregoing share purchase obligation was satisfied on December 30, 2022. Upon the payment for the shares, the remaining $100,000 of the bond was released to SPR in consideration for the release of all claims and liens and the dismissal of the litigation. Upon iCoreConnect’s compliance with the above share repurchase obligations, J.D. Smith, the son of Jerry Smith, resigned as a director and chairman of Board of Directors. The Settlement Agreement provides that upon the performance of each of the parties of their obligations thereunder, SPR and Smith, on the one hand, and iCoreConnect, on the other hand, each agrees to a complete release of the other party or parties. The Settlement Agreement was fully completed on December 30, 2022 and a full release received from the courts.

On June 15, 2021, the Company received a Complaint filed with the Circuit Court of the Ninth Judicial Circuit for Orange County, Florida. The Complaint alleges a breach of a previously entered into 2018 Settlement Agreement for which payments have not been made. The Complainant agreed to begin arbitration on August 31, 2021. Upon completion of arbitration in October 2022 the Complainant was awarded an Interim Award of Arbitration in the amount of $270,020 which excluded any interest and fee. Subsequent to year end, in February 2023, a final Arbitration award in the amount of $523,415 was issued which includes interest and fees and the Company has accrued for this amount in its financial statements.